E*TRADE Funds
                               4500 Bohannon Drive
                              Menlo Park, CA 94025

                                December 4, 2001






Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   E*TRADE Funds
                  File Nos. 333-66807 and 811-09093

Dear Madam or Sir:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, E*TRADE Funds ("Trust") hereby certifies that the forms of its Prospectuses and Statements of Additional Information for the Trust, with respect to the E*TRADE Bond Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund, that would have been filed under Rule 497(c) would not have differed from those contained in the Trust's most recent amendments with respect to these series, Post-Effective Amendment Nos. 34 (E*TRADE Bond Fund) and 36 (other E*TRADE Funds), respectively, to its Registration Statement on Form N-1A. The Trust's Post-Effective Amendment Nos. 34 and 36 to its Registration Statement on Form N-1A were filed electronically with the Commission on November 14, 2001 and November 29, 2001, respectively.

                                Very truly yours,


                                By:           *
                                    --------------------------------
                                Name:  Elizabeth Gottfried
                                Title: Vice President

                                By:           /s/
                                    --------------------------------
                                Name:  Randy G. Legg
                                Title: Attorney-In-Fact